Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
Capital lease obligations	$ 30,418	$ 38,852
Less current portion	13,263	14,363
Noncurrent portion of capital leases	$ 17,155	$ 24,489